Sep. 30, 2020
Investment Managers Series Trust
Riverbridge Eco Leaders Fund
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses

Riverbridge Eco Leaders® Fund

Investor Class (Ticker Symbol: ECOLX)

Institutional Class (Ticker Symbol: RIVEX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 30, 2020, to the

Prospectus dated April 1, 2020.

Effective October 1, 2020 (the “Effective Date”), Riverbridge Partners, LLC (the “Advisor”) has agreed to lower its management fee for the Riverbridge Eco Leaders® Fund (the “Fund”) from 0.90% to 0.75% of the Fund’s average daily net assets. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus:

The “Fees and Expenses of the Fund” section with respect to the Fund beginning on page 7 of the Prospectus is replaced with the following: